Financial Instruments - Fair values and financial risk management - Carrying amounts and fair values of financial liabilities (Details) - Derivatives - Level 3 - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments-Fair values and financial risk management
Financial liabilities	$ 192	$ 32	$ 33
Designated at fair value
Financial Instruments-Fair values and financial risk management
Financial liabilities	$ 192	$ 32